CONSECO ADVANTAGE PLUS
                       CONSECO VARIABLE ANNUITY ACCOUNT H
                       CONSECO VARIABLE INSURANCE COMPANY

                        SUPPLEMENT DATED JANUARY 1, 2001

The following supplements certain information contained in your prospectus for the Conseco Advantage Plus fixed and variable annuity:

1. Effective as of the date of this supplement, you may also invest in the following investment portfolios:

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
Pioneer Fund VCT Portfolio
Pioneer Equity-Income VCT Portfolio
Pioneer Europe VCT Portfolio

2. As of the date of this supplement, you may invest in the INVESCO VIF--High Yield Fund and the INVESCO VIF--Equity Income Fund of INVESCO Variable Investment Funds, Inc. Information regarding these funds is contained in the prospectus.

3.   The following is added to the "Investment Portfolio Expenses" table:

                                                                                                TOTAL ANNUAL
                                                                         OTHER EXPENSES*     PORTFOLIO EXPENSES*
                                                                         (AFTER EXPENSE        (AFTER EXPENSE
                                                                        REIMBURSEMENT, IF     REIMBURSEMENT, IF
                                                                        ANY, FOR CERTAIN      ANY, FOR CERTAIN
                                        MANAGEMENT FEES    12B-1 FEES      PORTFOLIOS)           PORTFOLIOS)
-------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                    .65%            .25%            .07%                   .97%
Pioneer Equity-Income VCT Portfolio           .65%            .25%            .09%                   .99%
Pioneer EuropeVCT Portfolio**                1.00%            .25%            .47%                  1.72%

----------
*  Expenses for fiscal year ended December 31, 2000 are estimated.
** Absent expense offsets, other expenses are estimated to be .49% for the year ended December 31, 2000.

4.   The following Examples are added to the prospectus:

CHART 1:
                                                              TIME PERIODS
                                                        1 YEAR           3 YEARS
--------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio .......................     (a) $107         (a) $172
                                                       (b) $ 32         (b) $ 98

Pioneer Equity-Income VCT Portfolio ..............     (a) $107         (a) $173
                                                       (b) $ 32         (b) $ 98

Pioneer Europe VCT Portfolio .....................     (a) $115         (a) $195
                                                       (b) $ 40         (b) $121

CHART 2:
                                                             TIME PERIODS
                                                        1 YEAR          3 YEARS
--------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio .......................     (a) $113         (a) $192
                                                       (b) $ 39         (b) $118

Pioneer Equity-Income VCT Portfolio ..............     (a) $114         (a) $193
                                                       (b) $ 39         (b) $118

Pioneer Europe VCT Portfolio .....................     (a) $121         (a) $215
                                                       (b) $ 46         (b) $140

                                       1
                                                                           CV319

5. The following accumulation unit values for the period ended September 30, 2000 are added to the prospectus:

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes Accumulation Unit values for the period indicated. This data has been taken from the Conseco Variable Annuity Account H's financial statements. This information should be read in conjunction with Conseco Variable Annuity Account H's financial statements and related notes which are included in the Statement of Additional Information.

STANDARD CONTRACT

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
--------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Accumulation unit value at beginning of period ......................    $27.188
Accumulation unit value at end of period ............................    $24.875
Number of accumulation units outstanding at end of period ...........     92,938

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
Accumulation unit value at beginning of period ......................    $17.030
Accumulation unit value at end of period ............................    $14.224
Number of accumulation units outstanding at end of period ...........     34,680

ALGER AMERICAN GROWTH PORTFOLIO
Accumulation unit value at beginning of period ......................    $18.274
Accumulation unit value at end of period ............................    $18.140
Number of accumulation units outstanding at end of period ...........     89,501

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Accumulation unit value at beginning of period ......................    $16.997
Accumulation unit value at end of period ............................    $19.384
Number of accumulation units outstanding at end of period ...........    120,864

--------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
--------------------------------------------------------------------------------
VP INTERNATIONAL
Accumulation unit value at beginning of period ......................    $19.265
Accumulation unit value at end of period ............................    $15.617
Number of accumulation units outstanding at end of period ...........     66,319

VP VALUE
Accumulation unit value at beginning of period ......................    $ 8.867
Accumulation unit value at end of period ............................    $10.331
Number of accumulation units outstanding at end of period ...........     30,804

VP INCOME & GROWTH
Accumulation unit value at beginning of period ......................    $13.065
Accumulation unit value at end of period ............................    $13.356
Number of accumulation units outstanding at end of period ...........     23,721

--------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
--------------------------------------------------------------------------------
BERGER IPT-GROWTH FUND
Accumulation unit value at beginning of period ......................    $17.075
Accumulation unit value at end of period ............................    $17.588
Number of accumulation units outstanding at end of period ...........     28,649

                                       2
                                                                           CV319

BERGER IPT-GROWTH AND INCOME FUND
Accumulation unit value at beginning of period ......................    $20.314
Accumulation unit value at end of period ............................    $20.932
Number of accumulation units outstanding at end of period ...........     85,325

BERGER IPT-NEW GENERATION
Accumulation unit value at beginning of period ......................    $10.000
Accumulation unit value at end of period ............................    $10.398
Number of accumulation units outstanding at end of period ...........      8,886

BERGER IPT-SMALL COMPANY GROWTH FUND
Accumulation unit value at beginning of period ......................    $21.009
Accumulation unit value at end of period ............................    $21.306
Number of accumulation units outstanding at end of period ...........     45,324

BERGER IPT-INTERNATIONAL FUND
Accumulation unit value at beginning of period ......................    $13.741
Accumulation unit value at end of period ............................    $12.549
Number of accumulation units outstanding at end of period ...........      3,864

--------------------------------------------------------------------------------
CONSECO SERIES TRUST:
--------------------------------------------------------------------------------
BALANCED PORTFOLIO
Accumulation unit value at beginning of period ......................    $14.840
Accumulation unit value at end of period ............................    $16.375
Number of accumulation units outstanding at end of period ...........    159,592

EQUITY PORTFOLIO
Accumulation unit value at beginning of period ......................    $18.002
Accumulation unit value at end of period ............................    $20.306
Number of accumulation units outstanding at end of period ...........     46,481

FIXED INCOME PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.193
Accumulation unit value at end of period ............................    $10.773
Number of accumulation units outstanding at end of period ...........      6,554

CONSECO 20 FOCUS PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.000
Accumulation unit value at end of period ............................    $13.358
Number of accumulation units outstanding at end of period ...........     11,274

GOVERNMENT SECURITIES PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.058
Accumulation unit value at end of period ............................    $10.672
Number of accumulation units outstanding at end of period ...........     12,696

CONSECO HIGH YIELD PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.000
Accumulation unit value at end of period ............................    $10.102
Number of accumulation units outstanding at end of period ...........     44,369

MONEY MARKET PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.742
Accumulation unit value at end of period ............................    $11.056
Number of accumulation units outstanding at end of period ...........    395,684

                                       3
                                                                           CV319

--------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND:
--------------------------------------------------------------------------------
Accumulation unit value at beginning of period ......................    $13.601
Accumulation unit value at end of period ............................    $14.043
Number of accumulation units outstanding at end of period ...........    110,547

--------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:
--------------------------------------------------------------------------------
Accumulation unit value at beginning of period ......................    $15.216
Accumulation unit value at end of period ............................    $15.853
Number of accumulation units outstanding at end of period ...........     22,910

--------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
--------------------------------------------------------------------------------
DREYFUS VIF DISCIPLINED STOCK PORTFOLIO
Accumulation unit value at beginning of period ......................    $11.947
Accumulation unit value at end of period ............................    $12.553
Number of accumulation units outstanding at end of period ...........     20,753

DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.970
Accumulation unit value at end of period ............................    $10.798
Number of accumulation units outstanding at end of period ...........      2,034

--------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
--------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
Accumulation unit value at beginning of period ......................    $ 9.909
Accumulation unit value at end of period ............................    $ 9.678
Number of accumulation units outstanding at end of period ...........     19,089

FEDERATED INTERNATIONAL EQUITY FUND II
Accumulation unit value at beginning of period ......................    $23.610
Accumulation unit value at end of period ............................    $17.736
Number of accumulation units outstanding at end of period ...........     12,706

FEDERATED UTILITY FUND II
Accumulation unit value at beginning of period ......................    $11.425
Accumulation unit value at end of period ............................    $11.233
Number of accumulation units outstanding at end of period ...........     20,430

--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
--------------------------------------------------------------------------------
INVESCO VIF HIGH YIELD FUND
Accumulation unit value at beginning of period ......................    $10.164
Accumulation unit value at end of period ............................    $ 9.968
Number of accumulation units outstanding at end of period ...........     21,765

INVESCO VIF EQUITY INCOME FUND
Accumulation unit value at beginning of period ......................    $11.178
Accumulation unit value at end of period ............................    $12.228
Number of accumulation units outstanding at end of period ...........      6,932

                                       4
                                                                           CV319

--------------------------------------------------------------------------------
JANUS ASPEN SERIES:
--------------------------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO
Accumulation unit value at beginning of period ......................    $32.871
Accumulation unit value at end of period ............................    $28.088
Number of accumulation units outstanding at end of period ...........    119,141

GROWTH PORTFOLIO
Accumulation unit value at beginning of period ......................    $18.730
Accumulation unit value at end of period ............................    $18.319
Number of accumulation units outstanding at end of period ...........    169,027

WORLDWIDE GROWTH PORTFOLIO
Accumulation unit value at beginning of period ......................    $21.113
Accumulation unit value at end of period ............................    $18.441
Number of accumulation units outstanding at end of period ...........    164,987

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.:
--------------------------------------------------------------------------------
LAZARD RETIREMENT EQUITY PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.639
Accumulation unit value at end of period ............................    $11.570
Number of accumulation units outstanding at end of period ...........      2,105

LAZARD RETIREMENT SMALL CAP PORTFOLIO
Accumulation unit value at beginning of period ......................    $ 9.382
Accumulation unit value at end of period ............................    $10.954
Number of accumulation units outstanding at end of period ...........     13,632

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
--------------------------------------------------------------------------------
LORD ABBETT GROWTH & INCOME PORTFOLIO
Accumulation unit value at beginning of period ......................    $11.333
Accumulation unit value at end of period ............................    $13.073
Number of accumulation units outstanding at end of period ...........     18,368

--------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
--------------------------------------------------------------------------------
GROWTH & INCOME PORTFOLIO
Accumulation unit value at beginning of period ......................    $11.533
Accumulation unit value at end of period ............................    $11.424
Number of accumulation units outstanding at end of period ...........      4,407

--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
--------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.212
Accumulation unit value at end of period ............................    $10.562
Number of accumulation units outstanding at end of period ...........     24,393

PARTNERS PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.062
Accumulation unit value at end of period ............................    $10.551
Number of accumulation units outstanding at end of period ...........      4,641


                                       5
                                                                           CV319

--------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
--------------------------------------------------------------------------------
NOVA FUND
Accumulation unit value at beginning of period ......................    $18.407
Accumulation unit value at end of period ............................    $17.573
Number of accumulation units outstanding at end of period ...........     58,308

OTC FUND
Accumulation unit value at beginning of period ......................    $39.086
Accumulation unit value at end of period ............................    $36.495
Number of accumulation units outstanding at end of period ...........     42,658

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.000
Accumulation unit value at end of period ............................    $ 7.735
Number of accumulation units outstanding at end of period ...........     41,126

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.000
Accumulation unit value at end of period ............................    $ 8.459
Number of accumulation units outstanding at end of period ...........     49,837

--------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
--------------------------------------------------------------------------------
STRONG MID CAP GROWTH FUND II
Accumulation unit value at beginning of period ......................    $25.427
Accumulation unit value at end of period ............................    $25.851
Number of accumulation units outstanding at end of period ...........     87,516

--------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II:
--------------------------------------------------------------------------------
OPPORTUNITY FUND II
Accumulation unit value at beginning of period ......................    $14.103
Accumulation unit value at end of period ............................    $15.164
Number of accumulation units outstanding at end of period ...........     22,326

--------------------------------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:
--------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND
Accumulation unit value at beginning of period ......................    $ 7.839
Accumulation unit value at end of period ............................    $ 9.062
Number of accumulation units outstanding at end of period ...........     10,592

WORLDWIDE BOND FUND
Accumulation unit value at beginning of period ......................    $ 9.858
Accumulation unit value at end of period ............................    $ 9.596
Number of accumulation units outstanding at end of period ...........      1,485

WORLDWIDE EMERGING MARKETS FUND
Accumulation unit value at beginning of period ......................    $14.919
Accumulation unit value at end of period ............................    $ 9.950
Number of accumulation units outstanding at end of period ...........     27,627

                                       6
                                                                           CV319

WORLDWIDE REAL ESTATE FUND
Accumulation unit value at beginning of period ......................    $ 8.068
Accumulation unit value at end of period ............................    $ 9.437
Number of accumulation units outstanding at end of period ...........      1,730

--------------------------------------------------------------------------------
CONTRACTS WITH GMDB
--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
--------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Accumulation unit value at beginning of period ......................    $27.164
Accumulation unit value at end of period ............................    $24.806
Number of accumulation units outstanding at end of period ...........     26,858

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
Accumulation unit value at beginning of period ......................    $17.015
Accumulation unit value at end of period ............................    $14.185
Number of accumulation units outstanding at end of period ...........     16,179

ALGER AMERICAN GROWTH PORTFOLIO
Accumulation unit value at beginning of period ......................    $18.258
Accumulation unit value at end of period ............................    $18.090
Number of accumulation units outstanding at end of period ...........     18,804

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Accumulation unit value at beginning of period ......................    $16.983
Accumulation unit value at end of period ............................    $19.331
Number of accumulation units outstanding at end of period ...........     34,971

--------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
--------------------------------------------------------------------------------
VP INTERNATIONAL
Accumulation unit value at beginning of period ......................    $19.248
Accumulation unit value at end of period ............................    $15.574
Number of accumulation units outstanding at end of period ...........     14,212

VP VALUE
Accumulation unit value at beginning of period ......................    $ 8.860
Accumulation unit value at end of period ............................    $10.302
Number of accumulation units outstanding at end of period ...........      3,630

VP INCOME & GROWTH
Accumulation unit value at beginning of period ......................    $13.054
Accumulation unit value at end of period ............................    $13.319
Number of accumulation units outstanding at end of period ...........      4,617

--------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
--------------------------------------------------------------------------------
BERGER IPT-GROWTH FUND
Accumulation unit value at beginning of period ......................    $17.060
Accumulation unit value at end of period ............................    $17.539
Number of accumulation units outstanding at end of period ...........      8,812

BERGER IPT-GROWTH AND INCOME FUND
Accumulation unit value at beginning of period ......................    $20.296
Accumulation unit value at end of period ............................    $20.874
Number of accumulation units outstanding at end of period ...........     18,994

                                       7
                                                                           CV319

BERGER IPT-NEW GENERATION
Accumulation unit value at beginning of period ......................    $10.000
Accumulation unit value at end of period ............................    $10.385
Number of accumulation units outstanding at end of period ...........      4,669

BERGER IPT-SMALL COMPANY GROWTH FUND
Accumulation unit value at beginning of period ......................    $20.991
Accumulation unit value at end of period ............................    $21.247
Number of accumulation units outstanding at end of period ...........     21,535

BERGER IPT-INTERNATIONAL FUND
Accumulation unit value at beginning of period ......................    $13.729
Accumulation unit value at end of period ............................    $12.515
Number of accumulation units outstanding at end of period ...........          0

--------------------------------------------------------------------------------
CONSECO SERIES TRUST:
--------------------------------------------------------------------------------
BALANCED PORTFOLIO
Accumulation unit value at beginning of period ......................    $14.827
Accumulation unit value at end of period ............................    $16.330
Number of accumulation units outstanding at end of period ...........     25,265

EQUITY PORTFOLIO
Accumulation unit value at beginning of period ......................    $17.987
Accumulation unit value at end of period ............................    $20.250
Number of accumulation units outstanding at end of period ...........     12,311

FIXED INCOME PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.184
Accumulation unit value at end of period ............................    $10.744
Number of accumulation units outstanding at end of period ...........        922

CONSECO 20 FOCUS PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.000
Accumulation unit value at end of period ............................    $13.341
Number of accumulation units outstanding at end of period ...........      2,312

GOVERNMENT SECURITIES PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.049
Accumulation unit value at end of period ............................    $10.642
Number of accumulation units outstanding at end of period ...........        630

CONSECO HIGH YIELD PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.000
Accumulation unit value at end of period ............................    $10.090
Number of accumulation units outstanding at end of period ...........          0

MONEY MARKET PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.733
Accumulation unit value at end of period ............................    $11.026
Number of accumulation units outstanding at end of period ...........     23,903

--------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND:
--------------------------------------------------------------------------------
Accumulation unit value at beginning of period ......................    $13.589
Accumulation unit value at end of period ............................    $14.005
Number of accumulation units outstanding at end of period ...........     47,711

                                       8
                                                                           CV319

--------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:
--------------------------------------------------------------------------------
Accumulation unit value at beginning of period ......................    $15.203
Accumulation unit value at end of period ............................    $15.809
Number of accumulation units outstanding at end of period ...........      7,922

--------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
--------------------------------------------------------------------------------
DREYFUS VIF DISCIPLINED STOCK PORTFOLIO
Accumulation unit value at beginning of period ......................    $11.937
Accumulation unit value at end of period ............................    $12.518
Number of accumulation units outstanding at end of period ...........      3,018

DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.961
Accumulation unit value at end of period ............................    $10.768
Number of accumulation units outstanding at end of period ...........          0

--------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
--------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
Accumulation unit value at beginning of period ......................    $ 9.901
Accumulation unit value at end of period ............................    $ 9.652
Number of accumulation units outstanding at end of period ...........      8,405

FEDERATED INTERNATIONAL EQUITY FUND II
Accumulation unit value at beginning of period ......................    $23.589
Accumulation unit value at end of period ............................    $17.687
Number of accumulation units outstanding at end of period ...........      4,091

FEDERATED UTILITY FUND II
Accumulation unit value at beginning of period ......................    $11.415
Accumulation unit value at end of period ............................    $11.202
Number of accumulation units outstanding at end of period ...........        870

--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
--------------------------------------------------------------------------------
INVESCO VIF HIGH YIELD FUND
Accumulation unit value at beginning of period ......................    $10.155
Accumulation unit value at end of period ............................    $ 9.941
Number of accumulation units outstanding at end of period ...........         60

INVESCO VIF EQUITY INCOME FUND
Accumulation unit value at beginning of period ......................    $11.168
Accumulation unit value at end of period ............................    $12.195
Number of accumulation units outstanding at end of period ...........      3,898

--------------------------------------------------------------------------------
JANUS ASPEN SERIES:
--------------------------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO
Accumulation unit value at beginning of period ......................    $32.843
Accumulation unit value at end of period ............................    $28.010
Number of accumulation units outstanding at end of period ...........     39,666

GROWTH PORTFOLIO
Accumulation unit value at beginning of period ......................    $18.714
Accumulation unit value at end of period ............................    $18.268
Number of accumulation units outstanding at end of period ...........     59,928

                                       9
                                                                           CV319

WORLDWIDE GROWTH PORTFOLIO
Accumulation unit value at beginning of period ......................    $21.095
Accumulation unit value at end of period ............................    $18.391
Number of accumulation units outstanding at end of period ...........     34,111

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.:
--------------------------------------------------------------------------------
LAZARD RETIREMENT EQUITY PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.630
Accumulation unit value at end of period ............................    $11.538
Number of accumulation units outstanding at end of period ...........          0

LAZARD RETIREMENT SMALL CAP PORTFOLIO
Accumulation unit value at beginning of period ......................    $ 9.374
Accumulation unit value at end of period ............................    $10.924
Number of accumulation units outstanding at end of period ...........      1,203

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
--------------------------------------------------------------------------------
LORD ABBETT GROWTH & INCOME PORTFOLIO
Accumulation unit value at beginning of period ......................    $11.324
Accumulation unit value at end of period ............................    $13.037
Number of accumulation units outstanding at end of period ...........     18,992

--------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
--------------------------------------------------------------------------------
GROWTH & INCOME PORTFOLIO
Accumulation unit value at beginning of period ......................    $11.523
Accumulation unit value at end of period ............................    $11.392
Number of accumulation units outstanding at end of period ...........      3,737

--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
--------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.203
Accumulation unit value at end of period ............................    $10.533
Number of accumulation units outstanding at end of period ...........      1,615

PARTNERS PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.053
Accumulation unit value at end of period ............................    $10.522
Number of accumulation units outstanding at end of period ...........     10,610

--------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
--------------------------------------------------------------------------------
NOVA FUND
Accumulation unit value at beginning of period ......................    $18.407
Accumulation unit value at end of period ............................    $17.551
Number of accumulation units outstanding at end of period ...........      1,796

OTC FUND
Accumulation unit value at beginning of period ......................    $39.086
Accumulation unit value at end of period ............................    $36.449
Number of accumulation units outstanding at end of period ...........      1,501

                                       10
                                                                           CV319

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS INC.:
--------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.000
Accumulation unit value at end of period ............................    $ 7.725
Number of accumulation units outstanding at end of period ...........      9,231

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.000
Accumulation unit value at end of period ............................    $ 8.448
Number of accumulation units outstanding at end of period ...........      5,033

--------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
--------------------------------------------------------------------------------
STRONG MID CAP GROWTH FUND II
Accumulation unit value at beginning of period ......................    $25.405
Accumulation unit value at end of period ............................    $25.779
Number of accumulation units outstanding at end of period ...........     22,574

--------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II:
--------------------------------------------------------------------------------
OPPORTUNITY FUND II
Accumulation unit value at beginning of period ......................    $14.091
Accumulation unit value at end of period ............................    $15.122
Number of accumulation units outstanding at end of period ...........     17,123

--------------------------------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:
--------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND
Accumulation unit value at beginning of period ......................    $ 7.832
Accumulation unit value at end of period ............................    $ 9.037
Number of accumulation units outstanding at end of period ...........          0

WORLDWIDE BOND FUND
Accumulation unit value at beginning of period ......................    $ 9.849
Accumulation unit value at end of period ............................    $ 9.569
Number of accumulation units outstanding at end of period ...........      1,100

WORLDWIDE EMERGING MARKETS FUND
Accumulation unit value at beginning of period ......................    $14.906
Accumulation unit value at end of period ............................    $ 9.922
Number of accumulation units outstanding at end of period ...........        268

WORLDWIDE REAL ESTATE FUND
Accumulation unit value at beginning of period ......................    $ 8.061
Accumulation unit value at end of period ............................    $ 9.411
Number of accumulation units outstanding at end of period ...........      1,403

--------------------------------------------------------------------------------
CONTRACTS WITH GMDB & GMIB
--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
--------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Accumulation unit value at beginning of period ......................    $27.141
Accumulation unit value at end of period ............................    $24.738
Number of accumulation units outstanding at end of period ...........      8,287

                                       11
                                                                           CV319

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
Accumulation unit value at beginning of period ......................    $17.001
Accumulation unit value at end of period ............................    $14.146
Number of accumulation units outstanding at end of period ...........     11,551

GROWTH PORTFOLIO
Accumulation unit value at beginning of period ......................    $18.243
Accumulation unit value at end of period ............................    $18.040
Number of accumulation units outstanding at end of period ...........      5,692

MIDCAP GROWTH PORTFOLIO
Accumulation unit value at beginning of period ......................    $16.968
Accumulation unit value at end of period ............................    $19.277
Number of accumulation units outstanding at end of period ...........      2,205

--------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
--------------------------------------------------------------------------------
VP INTERNATIONAL
Accumulation unit value at beginning of period ......................    $19.232
Accumulation unit value at end of period ............................    $15.531
Number of accumulation units outstanding at end of period ...........        316

VP VALUE
Accumulation unit value at beginning of period ......................    $ 8.852
Accumulation unit value at end of period ............................    $10.274
Number of accumulation units outstanding at end of period ...........      1,561

VP INCOME & GROWTH
Accumulation unit value at beginning of period ......................    $13.042
Accumulation unit value at end of period ............................    $13.282
Number of accumulation units outstanding at end of period ...........      2,989

--------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
--------------------------------------------------------------------------------
BERGER IPT-GROWTH FUND
Accumulation unit value at beginning of period ......................    $17.045
Accumulation unit value at end of period ............................    $17.491
Number of accumulation units outstanding at end of period ...........      1,707

BERGER IPT-GROWTH AND INCOME FUND
Accumulation unit value at beginning of period ......................    $20.279
Accumulation unit value at end of period ............................    $20.816
Number of accumulation units outstanding at end of period ...........      4,730

BERGER IPT-NEW GENERATION
Accumulation unit value at beginning of period ......................    $10.000
Accumulation unit value at end of period ............................    $10.372
Number of accumulation units outstanding at end of period ...........        450

BERGER IPT-SMALL COMPANY GROWTH FUND
Accumulation unit value at beginning of period ......................    $20.973
Accumulation unit value at end of period ............................    $21.188
Number of accumulation units outstanding at end of period ...........      5,284

BERGER IPT-INTERNATIONAL FUND
Accumulation unit value at beginning of period ......................    $13.717
Accumulation unit value at end of period ............................    $12.480
Number of accumulation units outstanding at end of period ...........          0

                                       12
                                                                           CV319

--------------------------------------------------------------------------------
CONSECO SERIES TRUST:
--------------------------------------------------------------------------------
BALANCED PORTFOLIO
Accumulation unit value at beginning of period ......................    $14.814
Accumulation unit value at end of period ............................    $16.285
Number of accumulation units outstanding at end of period ...........      2,915

EQUITY PORTFOLIO
Accumulation unit value at beginning of period ......................    $17.971
Accumulation unit value at end of period ............................    $20.194
Number of accumulation units outstanding at end of period ...........        315

FIXED INCOME PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.175
Accumulation unit value at end of period ............................    $10.714
Number of accumulation units outstanding at end of period ...........      3,364

CONSECO 20 FOCUS PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.000
Accumulation unit value at end of period ............................    $13.324
Number of accumulation units outstanding at end of period ...........          0

GOVERNMENT SECURITIES PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.041
Accumulation unit value at end of period ............................    $10.613
Number of accumulation units outstanding at end of period ...........      2,359

CONSECO HIGH YIELD PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.000
Accumulation unit value at end of period ............................    $10.077
Number of accumulation units outstanding at end of period ...........          0

MONEY MARKET PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.724
Accumulation unit value at end of period ............................    $10.996
Number of accumulation units outstanding at end of period ...........     12,848

--------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND:
--------------------------------------------------------------------------------
Accumulation unit value at beginning of period ......................    $13.577
Accumulation unit value at end of period ............................    $13.966
Number of accumulation units outstanding at end of period ...........      5,762

--------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:
--------------------------------------------------------------------------------
Accumulation unit value at beginning of period ......................    $15.189
Accumulation unit value at end of period ............................    $15.766
Number of accumulation units outstanding at end of period ...........        830

--------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
--------------------------------------------------------------------------------
DREYFUS VIF DISCIPLINED STOCK PORTFOLIO
Accumulation unit value at beginning of period ......................    $11.926
Accumulation unit value at end of period ............................    $12.483
Number of accumulation units outstanding at end of period ...........      1,622

                                       13
                                                                           CV319

DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.951
Accumulation unit value at end of period ............................    $10.739
Number of accumulation units outstanding at end of period ...........        277

--------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
--------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
Accumulation unit value at beginning of period ......................    $ 9.892
Accumulation unit value at end of period ............................    $ 9.625
Number of accumulation units outstanding at end of period ...........        818

FEDERATED INTERNATIONAL EQUITY FUND II
Accumulation unit value at beginning of period ......................    $23.569
Accumulation unit value at end of period ............................    $17.639
Number of accumulation units outstanding at end of period ...........        840

FEDERATED UTILITY FUND II
Accumulation unit value at beginning of period ......................    $11.406
Accumulation unit value at end of period ............................    $11.171
Number of accumulation units outstanding at end of period ...........          0

--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
--------------------------------------------------------------------------------
INVESCO VIF HIGH YIELD FUND
Accumulation unit value at beginning of period ......................    $10.146
Accumulation unit value at end of period ............................    $ 9.913
Number of accumulation units outstanding at end of period ...........        672

INVESCO VIF EQUITY INCOME FUND
Accumulation unit value at beginning of period ......................    $11.158
Accumulation unit value at end of period ............................    $12.161
Number of accumulation units outstanding at end of period ...........        389

--------------------------------------------------------------------------------
JANUS ASPEN SERIES:
--------------------------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO
Accumulation unit value at beginning of period ......................    $32.815
Accumulation unit value at end of period ............................    $27.933
Number of accumulation units outstanding at end of period ...........      7,380

GROWTH PORTFOLIO
Accumulation unit value at beginning of period ......................    $18.697
Accumulation unit value at end of period ............................    $18.218
Number of accumulation units outstanding at end of period ...........     18,139

WORLDWIDE GROWTH PORTFOLIO
Accumulation unit value at beginning of period ......................    $21.077
Accumulation unit value at end of period ............................    $18.340
Number of accumulation units outstanding at end of period ...........     13,131

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.:
--------------------------------------------------------------------------------
LAZARD RETIREMENT EQUITY PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.621
Accumulation unit value at end of period ............................    $11.506
Number of accumulation units outstanding at end of period ...........        400

                                       14
                                                                           CV319

LAZARD RETIREMENT SMALL CAP PORTFOLIO
Accumulation unit value at beginning of period ......................    $ 9.366
Accumulation unit value at end of period ............................    $10.894
Number of accumulation units outstanding at end of period ...........          0

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
--------------------------------------------------------------------------------
LORD ABBETT GROWTH & INCOME PORTFOLIO
Accumulation unit value at beginning of period ......................    $11.314
Accumulation unit value at end of period ............................    $13.001
Number of accumulation units outstanding at end of period ...........      1,423

--------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
--------------------------------------------------------------------------------
GROWTH & INCOME PORTFOLIO
Accumulation unit value at beginning of period ......................    $11.514
Accumulation unit value at end of period ............................    $11.361
Number of accumulation units outstanding at end of period ...........      1,139

--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
--------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.194
Accumulation unit value at end of period ............................    $10.504
Number of accumulation units outstanding at end of period ...........      4,015

PARTNERS PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.044
Accumulation unit value at end of period ............................    $10.493
Number of accumulation units outstanding at end of period ...........          0

--------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
--------------------------------------------------------------------------------
NOVA FUND
Accumulation unit value at beginning of period ......................    $18.407
Accumulation unit value at end of period ............................    $17.528
Number of accumulation units outstanding at end of period ...........        251

OTC FUND
Accumulation unit value at beginning of period ......................    $39.086
Accumulation unit value at end of period ............................    $36.402
Number of accumulation units outstanding at end of period ...........        808

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.:
--------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.000
Accumulation unit value at end of period ............................    $ 7.716
Number of accumulation units outstanding at end of period ...........        427

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO
Accumulation unit value at beginning of period ......................    $10.000
Accumulation unit value at end of period ............................    $ 8.437
Number of accumulation units outstanding at end of period ...........      1,123

                                       15
                                                                           CV319

--------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
--------------------------------------------------------------------------------
STRONG MID CAP GROWTH FUND II
Accumulation unit value at beginning of period ......................    $25.383
Accumulation unit value at end of period ............................    $25.708
Number of accumulation units outstanding at end of period ...........      6,442

--------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II:
--------------------------------------------------------------------------------
OPPORTUNITY FUND II
Accumulation unit value at beginning of period ......................    $14.079
Accumulation unit value at end of period ............................    $15.081
Number of accumulation units outstanding at end of period ...........      1,646

--------------------------------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:
--------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND
Accumulation unit value at beginning of period ......................    $ 7.825
Accumulation unit value at end of period ............................    $ 9.012
Number of accumulation units outstanding at end of period ...........          0

WORLDWIDE BOND FUND
Accumulation unit value at beginning of period ......................    $ 9.841
Accumulation unit value at end of period ............................    $ 9.543
Number of accumulation units outstanding at end of period ...........          0

WORLDWIDE EMERGING MARKETS FUND
Accumulation unit value at beginning of period ......................    $14.893
Accumulation unit value at end of period ............................    $ 9.895
Number of accumulation units outstanding at end of period ...........      1,612

WORLDWIDE REAL ESTATE FUND
Accumulation unit value at beginning of period ......................    $ 8.054
Accumulation unit value at end of period ............................    $ 9.385
Number of accumulation units outstanding at end of period ...........          0

--------------------------------------------------------------------------------
There are no accumulation unit values shown for the sub-accounts investing Pioneer Fund VCT Portfolio, Pioneer Equity-Income VCT Portfolio and Pioneer Europe VCT Portfolio because they were not available under your contract until the date of this supplement.

6.   The following is added to Appendix A:

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER FUND VCT PORTFOLIO

The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER EQUITY-INCOME VCT PORTFOLIO

The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

                                       16
                                                                           CV319